Bank Borrowing (Details)		12 Months Ended
	Mar. 16, 2023 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 16, 2023 USD ($)
Bank Borrowing [Line Items]
Non-revolving term loan		$ 8,130,873	$ 9,000,000		$ 1,045,113
Interest expenses		$ 294,462	$ 319,692	$ 37,872
Ctrl Media [Member]
Bank Borrowing [Line Items]
Debt instrument term	10 years
Bank Borrowings [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate		3.45%	3.60%		3.45%
Ctrl Media [Member]
Bank Borrowing [Line Items]
Non-revolving term loan	$ 9,000,000					$ 1,100,000
Maximum [Member] | Ctrl Media [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate	3.40%					3.40%
Minimum [Member] | Ctrl Media [Member]
Bank Borrowing [Line Items]
Weighted average annual interest rate	2.50%					2.50%